PREPAYMENTS AND OTHER CURRENT ASSETS (Narrative) (Details) ¥ in Thousands, SGD in Thousands, $ in Thousands				1 Months Ended			12 Months Ended
		Apr. 06, 2015 CNY (¥)	Apr. 06, 2015 SGD	Nov. 30, 2016 CNY (¥)	Sep. 29, 2016 CNY (¥)	Sep. 29, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Prepaid Expenses And Other Current Assets [Line Items]
Business Combination, Consideration Transferred					¥ 41,670	$ 6,002	¥ 100,000	$ 14,403
Equity Method Investments							210,088		¥ 230,981		$ 30,259
Payments to Acquire Equity Method Investments									30,063	¥ 6,534
Due to Related Parties, Noncurrent							528,896				76,177
Due from Affiliate, Current	[1]						53,141		0		7,654
Reserve For Unrecoverable Deposits Current							4,798		¥ 4,798		691
JYADK and JWYK [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Due from Related Parties, Current							13,658				1,967
JYADK [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Interest Receivable, Current							370				53
prepayment for investments [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Equity Method Investments							181,500				26,141
advances from long-term investment [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Due to Related Parties, Noncurrent							528,896				76,177
prepayments and other curent assets [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Due from Affiliate, Current							53,141				$ 7,654
PTC Houston Management [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				59.51%
Guangzhou Concord Medical Cancer Hospital Co Ltd [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				70.00%
Concord Healthcare Singapore Pte Ltd ("CHS") [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%	100.00%	100.00%
Business Combination, Consideration Transferred		¥ 253,499	SGD 55,000
Cyber [Member] | CCM Hospital Business [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Business Combination, Consideration Transferred				¥ 7,500
Cyber [Member] | CCM Hospital Business [Member] | Common Class B [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Common Stock, Value, Subscriptions				166,299
Wealth in International Holdings Limited [Member] | CCM Hospital Business [Member] | Common Class A [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Common Stock, Value, Subscriptions				¥ 521,396
Guofu Huimei Investment Management Limited Partnership [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Equity Method Investments							1,003,000
Payments to Acquire Equity Method Investments							¥ 174,000	$ 25,061

[1]	In November 2016, the Group entered into a framework agreement with Zhongrong Guofu Investment Management Company Limited (“ZR Guofu”) to establish onshore and offshore funds for the purpose of acquiring several hospital businesses of the Company, including 100% shares of CHS through China Medstar, 70% shares of GZ Proton through CMSHK and 59.51% shares of PTC Houston Management (“PTC”) through US Proton (BVI), collectively the “CCM Hospital Business”. ZR Guofu will provide management and consultation services on the funds and the Group will continue to manage the CCM Hospital Businesses. ZR Guofu subscribes Class A shares of the offshore fund with a consideration of RMB521,396, while the Group subscribes Class B shares of the offshore fund using 1) creditor’s rights of RMB166,299 due from CCM Hospital Business and 2) RMB7,500 cash as consideration. As of December 31, 2016, the Group and ZR Guofu had injected RMB7,500 and RMB521,396, respectively, into the offshore fund which was then granted as loans to the CCM Hospital Business. In addition, the Group and ZR Guofu will establish an onshore fund, namely Guofu Huimei Investment Management Limited Partnership (“Guofu Huimei”), of an investment amount of RMB1,003,000. General partners of the onshore fund are MSC and ZR Guofu. As of December 31, 2016, the Group has injected RMB174,000 (US$25,061) into the onshore fund. Further pursuant to the agreement, the onshore fund will acquire the offshore fund through the arrangement of overseas loan under domestic guarantee and establishment of overseas entity. As of December 31, 2016, the above steps were still in process and the transaction was not considered to be completed. As a result, the cash injected by the Group to the offshore and onshore funds amounted to RMB181,500 (US$26,141) was recorded as “prepayment for long-term investments” under non-current assets and the loans received by the CCM Hospital Business amounted to RMB528,896 (US$76,177) was recorded as “advances from long-term investment” under non-current liabilities. In addition, the Group has prepaid RMB53,141 (US$7,654) to ZR Guofu for the management and consultation services as of December 31, 2016 which was recorded in “prepayments and other current assets”.